As filed with the Securities and Exchange Commission on December 3, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-8977
Investment Company Act file number

GENWORTH FINANCIAL ASSET MANAGEMENT FUNDS
(Exact name of registrant as specified in charter)

2300 CONTRA COSTA BOULEVARD, SUITE 600,
PLEASANT HILL, CA 94523-3967
(Address of principal executive offices) (Zip code)

CARRIE HANSEN
GENWORTH FINANCIAL WEALTH MANAGEMENT, INC.
2300 CONTRA COSTA BOULEVARD, SUITE 600
PLEASANT HILL, CA 94523-3967
(Name and address of agent for service)

800-238-0810
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2008

Date of reporting period:  October 1, 2007 through September 30, 2008

Item 1. Reports to Stockholders.

WHAT’S INSIDE

Letter from the President	1
Fund at a Glance	5
Fund Expenses	6
Fund Performance	8
Schedule of Investments	9
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	14
Report of Independent Registered Public Accounting Firm	22
Additional Information	23

LETTER FROM THE PRESIDENT

Dear Shareholders:	October 16, 2008

Following is the annual report for the Genworth Financial Contra Fund (“Fund” or “Contra Fund”) for the year ending September 30, 2008. This letter reviews the objective and strategy of the Fund, what we believe to be the period’s prevailing economic and market conditions, and the Fund’s performance over the last fiscal year. We hope you find this report to be useful and informative.

Contra Fund Objective and Strategy

The Contra Fund seeks to provide protection against declines in the value of the equity allocation of certain assets managed by Genworth Financial Wealth Management, Inc. (“GFWM”) for its private advisory clients. As the Fund’s investment advisor, GFWM analyzes various mutual funds and directly held securities owned by certain of its private advisory clients and performs a statistical analysis of the return characteristics of these securities at an individual-security and/or portfolio level. This periodic analysis of securities may include a review of historic holdings or current recommendations for client accounts.

Based on this analysis, GFWM determines a composite performance benchmark—which it calls the Equity Hedging Benchmark. It then instructs Credit Suisse Asset Management, LLC (“Credit Suisse”), the Fund’s sub-advisor, of the nature, timing, and performance expectations related to and associated with this Equity Hedging Benchmark. Credit Suisse then uses a quantitative and qualitative investment process to select investments designed to provide protection against severe declines in the performance of the broad-based equity market beyond predetermined levels as reflected by the Equity Hedging Benchmark. As a result of these hedging investment techniques, the value of your investment in the Fund generally may decrease when the value of the Equity Hedging Benchmark appreciates. Conversely, when the value of the Equity Hedging Benchmark decreases, the value of your investment in the Fund generally may increase.

Since the Contra Fund is designed to behave contrary to the broad-based stock market, GFWM uses the Fund in its Actively Managed Protection (“AMP”) service, available to its private clients, by allocating a small portion of the account of each AMP client to the purchase of Contra Fund shares. This allocation may significantly change over any investment period. The Contra Fund is not publicly available nor is it intended to serve as a complete investment program.

Market Overview

The markets finished the past twelve months in deeply negative terrain, with the S&P 500 Indexi losing 22% and the Russell 2000 Indexii losing nearly 15%. Markets globally have seen even larger drops in many cases. The declines have been uneven, punctuated by occasional sharp rallies that often occur during bear markets. A steady stream of dis-couraging news helped drive markets lower, as expectations for future economic growth and corporate profits have become more pessimistic than had been the case a year ago.

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Housing woes have played a significant part in the market declines, but the U.S. economy has witnessed a succession of problems stemming from the broader issue of unwinding a systematic over-supply of credit. This debt has financed not only residential, but also commercial real estate, auto loans, business loans and credit cards. All of these categories have shown signs of stress, forcing a tightening of lending standards, which in turn has challenged economic growth.

As credit has become tighter, businesses and consumers face a difficult environment in which to refinance or roll over their existing debt. In the face of both a credit crunch and stagnating income across the economy, this debt and the related securities that hold it have seen mounting impairments. This is especially troublesome for corporations operating with highly leveraged balance sheets. Additionally, many financial institutions were impacted by business models that borrow in short-term debt and lend in long-term commitments. An inability to roll over short-term liabilities due to tighter credit conditions was, on the asset side of the financial ledger, compounded by increased loan defaults. This dynamic ushered in a wave of unprecedented government intervention which saw the takeover of Fannie Mae and Freddie Mac, an emergency $85 billion loan grant to support AIG (the largest insurance company in the world), and continued with an additional $700 billion federal program to “bailout” the financial system. This tumultuous period also witnessed the failure of Lehman Brothers and Washington Mutual, the largest bankruptcy and the largest bank failure, respectively, in U.S. history.

Not surprisingly, given a financial upheaval of historic proportions, risk as perceived by the market was higher at the end of the third quarter, 2008. The VIXiiiindex, a forward-looking measure of stock market volatility, surged to 46 at the end of September, this from a level of 16 that had existed a year ago. Changes in the VIX can affect options pricing, as volatility is one of the key components used to determine the value of options. Of particular note to the Contra Fund, volatility and the cost of put options may remain elevated until the economic landscape encourages a moderation of the current level of market risk aversion.

Fund Overview

The Fund declined during the twelve-month reporting period, as may occur when the Fund experiences one or more individual quarters of substantial loss due to put optionsiv held expiring out of the money. The options purchased each quarter in the Fund are selected to increase in value in calendar quarters in which the broad equity market falls significantly. If in a given calendar quarter the broad equity market rises, or if it declines only a modest amount, the options in the Fund may lose all of their value, and the Fund may experience a significant negative return. Over the course of the four calendar quarters since our last report on the Fund, equity market declines in the first and third quarters of 2008 were sufficiently strong to allow the Fund to generate positive returns. And while the equity market also declined in the fourth quarter of 2007 as well as in the second quarter of 2008, these equity market declines were relatively mild – hence the options in the Fund expired out of the money in those quarters and the Fund registered significant negative returns as would be anticipated.

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The strategy implemented for the Fund each quarter involved the purchase of out-of-the-moneyv put options on the Russell 2000 and S&P 500. This provides protection against sharp market downturns, although whether the Fund experiences gains or losses largely hinges on whether the options finish in-the-moneyv or not. Put options may go in-the-money following sharp market declines, but will finish out-of-the-money in flat or rising markets.

During periods through the first quarter and third quarter of 2008, the Fund experienced significant increases in value, inversely mirroring the volatile drops in the market. The overall decline in Fund value over the reporting period affected that typically small portion of client assets allocated to Fund shares.

If the equity markets continue to experience a significant decline in value, we would expect the value of the Fund to increase. Any potential increase, however, may be tempered by periodic market upturns, particularly those that coincide generally with options expiration. This performance would be within expectations, and consistent with the Fund’s objective and its role in GFWM’s Actively Managed Protection service.

Fund Performance

For the twelve-month period ended September 30, 2008, the Contra Fund returned a negative 76.4%. Over the same period, the S&P 500 Index and Russell 2000 Index returned a negative 22.0% and 14.5%, respectively. The Fund is designed to increase in value when the broad-based stock market declines in value and decrease in value when the market gains in value. However, the twelve-month return of the Fund will depend substantially upon the individual quarterly performance of the Fund. As always, past performance is not indicative of future results.

Sincerely,

Gurinder S. Ahluwalia
Co-Chairman, Genworth Financial Wealth Management, Inc.
President, Genworth Financial Contra Fund

i	The S&P 500 Index is a market-capitalization-weighted index of 500 widely held common stocks.
ii	The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index and represents approximately 8% of the total market capitalization of the Russell 3000 Index.
iii	The Chicago Board Options Exchange Volatility Index (VIX) is a measure of the implied volatility of the S&P 500 Index options. It represents a measure of the market’s expectation of volatility over the next 30-day period.
iv	Put options are rights to sell shares of a particular stock or index at a predetermined price before a preset deadline, in exchange for a premium.
[v]	“Out of the money” put options are those whose predetermined exercise prices are lower than the underlying stock or index’s current market value. “In the money” put options are those whose predetermined exercise prices are higher than the underlying stock or index’s current market price.

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It is not possible to make an investment in any index.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before you invest or send money. The prospectus is available upon request, without charge, by calling 1-800-238-0810.

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* As a percentage of total investments. Please note that Fund holdings are subject to change.

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Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on April 1, 2008, and held for the six months ended September 30, 2008.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return (1)
	Beginning	Ending	Annualized	Expenses
	Account	Account	Expense	Paid During
	Value	Value	Ratio(2)	the Period(2)
Genworth Financial
Contra Fund	$1,000.00	$230.30	1.67%	$5.14
(1) For the six months ended September 30, 2008.
(2) Expenses (net of voluntary waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

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Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example relating to the Fund with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return (1)
	Beginning	Ending	Annualized	Expenses
	Account	Account	Expense	PaidDuring
	Value	Value	Ratio(2)	thePeriod(2)
Genworth Financial
Contra Fund	$1,000.00	$1,016.65	1.67%	$8.42
(1) For the six months ended September 30, 2008.
(2) Expenses (net of voluntary waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

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Fund Performance

Comparison of the Change in Value of a $10,000 investment in the
Genworth Financial Contra Fund vs. Standard & Poor’s 500 Index

The Genworth Financial Contra Fund is designed to act contrary to the broad-based stock market and will experience substantial losses unless there are sustained market declines. The Genworth Financial
Contra Fund is available only to certain private clients of GFWM and represents only a small portion of clients’ overall portfolios. This Fund performance does not represent the performance of clients’ total portfolios.

*	Returns shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.
**	Returns reflect fee waivers and/or expense reimbursements.
‡	The Fund commenced operations on December 7, 1998.
^	Amount is less than $1.00.

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Schedule of Investments	September 30, 2008

CONTRACTS		VALUE
PURCHASED OPTIONS* — 93.91%
	Russell 2000 Index
2,200	Put Expiration: December, 2008, Exercise Price: $680.000	$ 9,779,000
1,100	Put Expiration: December, 2008, Exercise Price: $690.000	5,390,000
	S&P 500 Index
5,300	Put Expiration: December, 2008, Exercise Price: $1,175.000	38,266,000
1,400	Put Expiration: December, 2008, Exercise Price: $1,200.000	11,816,000
	TOTAL PURCHASED OPTIONS
	(Cost $33,677,460)	65,251,000
PRINCIPAL
AMOUNT
SHORT TERM INVESTMENTS — 6.50%
Commercial Paper — 6.50%
4,516,000	General Electric 1.40%, 10/01/2008	4,516,000
	TOTAL SHORT TERM INVESTMENTS
	(Cost $4,516,000)	4,516,000
	TOTAL INVESTMENTS — 100.41%
	(Cost $38,193,460**)	69,767,000
	Liabilities in Excess of Other Assets — (0.41)%	(283,387)
	TOTAL NET ASSETS — 100.00%	$ 69,483,613
* All options are exchange traded options and are executed through the Chicago Board Options Exchange.
** Aggregate cost for Federal income tax purposes is $38,193,460.
Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

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Statement of Assets and Liabilities	September 30, 2008

ASSETS:
Investments, at value (Cost $38,193,460)	$69,767,000
Cash	750
Receivable for fund shares sold	81,159
Prepaid expenses	14,394
Total Assets	69,863,303
LIABILITIES:
Payable for fund shares redeemed	245,325
Payable to Investment Advisor	12,548
Accrued administration, accounting and shareholder servicing fees	11,813
Other accrued expenses	110,004
Total Liabilities	379,690
Total Net Assets	$69,483,613
NET ASSETS CONSIST OF:
Par value of capital shares	$1,268
Capital paid in excess of par value	453,410,631
Accumulated undistributed net realized loss	(415,501,826)
Net unrealized appreciation on investments	31,573,540
Total Net Assets	$69,483,613
Shares Outstanding	1,267,730
Net Asset Value, Per Share	$54.81

See Notes to Financial Statements.

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Statement of Operations	September 30, 2008

INVESTMENT INCOME:
Interest income	$333,140
Total investment income	333,140
EXPENSES:
Management fees	783,412
Administration, accounting and shareholder servicing fees	83,090
Reports to shareholders	74,013
Legal fees	59,976
Federal and state registration fees	37,900
Trustees’ fees and expenses	37,386
Audit and tax fees	35,374
Custody fees	6,244
Compliance fees	4,804
Other expenses	3,045
Total Expenses Before Reimbursements	1,125,244
Expense reimbursements (See Note 2)	(88,248)
Net Expenses	1,036,996
Net Investment (Loss)	(703,856)
REALIZED AND UNREALIZED GAIN (LOSS):
Net Realized (Loss) on Investments	(28,238,956)
Change in Unrealized Appreciation on Investments	36,992,285
Net Realized and Unrealized Gain on Investments	8,753,329
Net Increase in Net Assets Resulting From Operations	$8,049,473

See Notes to Financial Statements.

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Statements of Changes in Net Assets

	Year	Year
	Ended	Ended
	September 30,	September 30,
	2008	2007
OPERATIONS:
Net investment (loss)	$(703,856)	$(183,817)
Net realized (loss) on investments	(28,238,956)	(92,591,679)
Net change in unrealized appreciation on investments	36,992,285	604,963
Net Increase (Decrease) in Net Assets Resulting
From Operations	8,049,473	(92,170,533)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	122,930,858	215,005,808
Proceeds from reinvestment of distributions	—	142,658
Payments for shares redeemed	(128,985,184)	(77,009,706)
Net Increase (Decrease) in Capital Share
Transactions	(6,054,326)	138,138,760
DISTRIBUTIONS PAID FROM:
Net investment income	—	(142,658)
Total Distributions	—	(142,658)
Total Increase in Net Assets	1,995,147	45,825,569
NET ASSETS:
Beginning of period	67,488,466	21,662,897
End of period	$69,483,613	$ 67,488,466

See Notes to Financial Statements.

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Financial Highlights

For a Fund share outstanding throughout each period

GENWORTH FINANCIAL CONTRA FUND(1)
		Year Ended
	2008(2)	2007(3)	2006	2005(4)	2004
Net Asset Value:
Beginning of period	$ 32.00	$ 209,000	$ 3,109,000	$ 5,000,000,000	$ 991,000,000,000
Operations:
Net investment income (loss)	(3.26)	(1,353)	4,000	—	—
Reprocessing adjustment(5)	—	—	133,000	—	—
Net realized and unrealized
loss on investment
securities	(173.93)	(206,802)	(3,037,000)	(4,996,891,000)	(986,000,000,000)
Total From Operations	(177.19)	(208,155)	(2,900,000)	(4,996,891,000)	(986,000,000,000)
Less Distributions:
From net investment income	—	(613)	—	—	—
Total Distributions	—	(613)	—	—	—
Net Asset Value:
End of Period	$ 54.81	$ 232	$ 209,000	$ 3,109,000	$ 5,000,000,000
Total Return	(76.38)%	(99.89)%	(94.52)%	(99.94)%	(99.50)%
Supplemental Data and Ratios
Net assets; End of Period
(000’s)	$ 69,484	$ 67,488	$ 21,663	$ 12,535	$ 17,838
Ratio of net expenses to
average net assets	1.59%	1.53%	1.75%	1.75%	1.75%
Ratio of expenses before
voluntary expense
reimbursement	1.72%	2.72%	3.98%	5.05%	1.85%
Ratio of net investment
income (loss) to average
net assets	(1.08)%	(0.66)%	0.91%	(0.94)%	(0.79)%
Portfolio turnover rate	0.00%	0.00%	0.00%	0.00%	0.00%

(1) Per share amounts have been calculated using the monthly average shares method.
(2) During the year ended September 30, 2008, the Fund effected the following reverse stock split: May 19,
2008, 1 for 100. All historical per share information has been retroactively adjusted to reflect these reverse stock split.
(3) During the year ended September 30, 2007, the Fund effected the following reverse stock splits:
February 21, 2007, 1 for 100 and August 17, 2007, 1 for 10. All historical per share information has been retroactively adjusted to reflect these reverse stock split.
(4) During the year ended September 30, 2005, the Fund effected the following reverse stock splits:
(i) October 6, 2004, 1 for 100; (ii) June 3, 2005, 1 for 10; and (iii) September 12, 2005, 1 for 1,000. All
historical per share information has been retroactively adjusted to reflect these reverse stock split.
(5) Represents processing adjustment impacting net assets and shares outstanding. Total return based on revised amounts.

See Notes to Financial Statements.

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Notes to Financial Statements

1. Organization and Significant Accounting Policies

The Genworth Financial Contra Fund (“Fund”), a separate series of the Genworth Financial Asset Management Funds (“Trust”), a Delaware statutory trust is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The Fund seeks to provide protection against declines in the value of the U.S. equity allocation of certain assets custodied with Genworth Financial Trust Company. Because of the Fund’s objective of providing protection against declines in the value of the broader securities markets, an investment in the Fund may be subject to greater volatility than typically is the case with many mutual funds. The Fund is available only to certain private advisory clients of Genworth Financial Wealth Management, Inc. (“GFWM”), and represents only a small portion of clients’ overall portfolios.

The following is a summary of the significant accounting policies consistently followed by the Fund and is in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Securities listed on a U.S. securities exchange (including securities traded through the NASDAQ) or foreign securities exchange or traded in an over-the-counter market will be valued at the most recent sale (or in the case of the NASDAQ quoted security, at the NASDAQ official closing price “NOCP”), as of the time the valuation is made or, in the absence of sales, at the mean between the bid and asked quotations. If there are no such quotations, the value of these securities will be taken to be the lowest bid quotation (or sale bid, if only one bid is received) on the exchange or market. Options and future contracts purchased and held by the Fund are valued at the close of the securities or commodities exchanges on which they are traded (typically 4:15 P.M. Eastern time). Stock index options will be valued at the mean between the last bid and asked quotations at the close of the securities exchanges on which they are traded. The Fund values its securities and other holdings based on market quotations. However, where market quotations are not readily available or are believed not to reflect market value at close of the securities or commodities exchanges on which they are traded, fair value is determined in good faith using consistently applied procedures established by the Valuation Committee (whose members have been approved by the Fund’s Board). The effect of valuing Fund holdings at fair value may be that the price determined might be different than the price determined using market quotations or another methodology and may not reflect the price at which the Fund could sell the asset. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Valuation Committee determines that using this method would not represent fair value.

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Notes to Financial Statements (continued)

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurments” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At September 30, 2008, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of FAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

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Notes to Financial Statements (continued)

(b) Option Contracts. When the Fund writes or purchases a call or a put option, an amount equal to the premium received or paid by the Fund is recorded as a liability or asset, the value of which is marked-to-market daily to reflect the current market value of the option. When the option expires, the Fund realizes a gain or loss equal to the amount of the premium received or paid. When the Fund enters into a closing transaction by purchasing or selling an offsetting option, it realizes a gain or loss without regard to any unrealized gain or loss on the underlying security. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium received reduces the cost of the security that the Fund purchased upon exercise of the option. There were no options written during the fiscal year ended September 30, 2008.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The Fund did not invest in any repurchase agreements during the fiscal year ended September 30, 2008.

(d) Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio.

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Notes to Financial Statements (continued)

Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the investments hedged. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. The Fund did not invest in any futures contracts during the fiscal year ended September 30, 2008.

(e) Investment Transactions and Dividend Income. Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Gains or losses on the sale of investments are calculated by using the specific identification method.

(f) Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal Income Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended September 30, 2008, the Fund decreased undistributed net investment loss by $703,856 and decreased additional paid-in capital by $703,856 due to certain permanent book and tax differences.

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Notes to Financial Statements (continued)

2.	Management Agreement, Administration Agreement, and Other Transactions

GFWM (formerly Genworth Financial Asset Management, Inc.), acts as the Fund’s investment manager. The Fund pays GFWM a management fee calculated at an annual rate of 1.20% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly. GFWM has agreed to waive its management fee and/or reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.75% of average daily net assets. During the year ended September 30, 2008, GFWM waived $88,248 of management fees, pursuant to the Fund’s current expense limitation agreement. After taking these waivers into account, the Fund’s annual operating expenses were 1.59% of average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS”) and U.S. Bank, N.A. (“USB”), an affiliate of USBFS provide administrative, accounting, transfer agency, shareholder servicing, dividend disbursing services and custody on behalf of the Fund. For these services, besides custody, USBFS receives an annual fee, paid monthly, from the Fund. USB receives an annual fee, paid monthly, from the Fund for the custody services provided. Fees earned by USBFS and USB for the year ended September 30, 2008 can be found under the caption “Administration fees, accounting fees and shareholder services fees” and “Custody fees” on the Statement of Operations.

GFWM has entered into a sub-advisory agreement with Credit Suisse Asset Management, LLC (“CSAM”). Pursuant to the sub-advisory agreement, CSAM is responsible for the day-to-day portfolio operations and investment decisions of the Fund. GFWM, not the Fund, pays CSAM a sub-advisory fee of 0.85% of the Fund’s average daily net assets.
Capital Brokerage Corporation acts as the Fund’s distributor and is an affiliate of GFWM and Genworth Financial Contra Fund.

18	Genworth Financial Asset Management Funds	|	2008 Annual Report

Notes to Financial Statements (continued)

3. Reverse Stock Split

During the year ended September 30, 2008, the Fund’s shares were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to reduce the number of shares outstanding of the Fund while maintaining the Fund’s and each shareholder’s aggregate net asset value. The reverse stock split was as follows:

		Net Asset	Net Asset	Shares	Shares
		Value Before	Value After	Outstanding	Outstanding
Date	Rate	Split	Split	Before Split	After Split
5/19/08	1 for 100	$0.42	$41.85	22,944,509	229,445

During the year ended September 30, 2007, the Fund’s shares were adjusted to reflect two reverse stock splits.

		Net Asset	Net Asset	Shares	Shares
		Value Before	Value After	Outstanding	Outstanding
Date	Rate	Split	Split	Before Split	After Split
2/21/07	1 for 100	$0.12	$12.00	26,550,187	265,502
8/17/07	1 for 10	$3.51	$35.12	56,793,828	5,679,383

4. Capital Shares

At September 30, 2008, the Fund had 500,000,000 shares of capital stock authorized with a par value of $0.001 per share. Each share represents an equal proportionate interest and has an equal entitlement to any dividends and distributions made by the Fund.

Transactions in shares of the Fund were as follows:
	Year Ended	Year Ended
	September 30,	September 30,
	2008	2007
Beginning Shares	29,147,577	10,347,760
Shares sold	33,455,552	113,354,135
Dividends Reinvested	—	222,904
Shares redeemed	(38,620,335)	(17,378,092)
Net share reduction due to 1 for 100 reverse stock split	(22,715,064)	(26,284,685)
Net share reduction due to 1 for 10 reverse stock split	—	(51,114,445)
Ending Shares	1,267,730	29,147,577

19	Genworth Financial Asset Management Funds	|	2008 Annual Report

Notes to Financial Statements (continued)

5. Federal Income Tax Information & Distributions to Shareholders

The tax characterization of distributions for the Fund for the fiscal years ended September 30, 2008 and 2007 was as follows:
	Year Ended	Year Ended
	September 30,	September 30,
	2008	2007
Distributions paid from:
Ordinary Income	$ —	$142,658
Long-term capital gain	—	—
Total distribution paid	$ —	$142,658

The following information is computed on a tax basis for each item as of
September 30, 2008:
Federal tax cost of securities		$ 38,193,460
Gross unrealized appreciation		$ 31,573,540
Gross unrealized depreciation		—
Net unrealized appreciation		31,573,540
Undistributed ordinary income		—
Post-October losses		—
Other accumulated loss		(415,501,826)
Total accumulated deficit		$ (383,928,286)

As of September 30, 2008, the Fund had the following capital loss carryforwards for federal income tax purposes:

Amount	Expires September 30,
$40,176,801	2011
52,475,216	2012
132,807,254	2013
36,133,024	2014
50,953,953	2015
71,382,038	2016

To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover. Utilization of the carryforwards will happen only if there are gains in the future, which would require large negative declines in the stock indices that are subject to purchased puts.

20	Genworth Financial Asset Management Funds	|	2008 Annual Report

Notes to Financial Statements (continued)

Effective June 29, 2007, the Trust adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The adoption of FIN 48 had no impact on the Trust’s net assets or results of operations.

6. Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

21	Genworth Financial Asset Management Funds	|	2008 Annual Report

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Genworth Financial Asset Management Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Genworth Financial Contra Fund (the “Fund”) as of September 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 2008, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 2008, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Milwaukee, WI
November 20, 2008

22	Genworth Financial Asset Management Funds	|	2008 Annual Report

Additional Information (unaudited)

Information about Trustees and Executive Officers

Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trust’s Trustees and is available, without charge, upon request by calling GFWM at 1-800-238-0810.

Number of
		Term of		Investment
		Office*		Companies
		and	Principal	in Fund
Name,	Position(s)	Length	Occupation(s)	Complex	Other
Address, and	Held with	of Time	During Past 5	Overseen	Directorships
Year of Birth	Fund	Served	Years	by Trustee	Held by Trustee
Non-Interested Trustees:
John A. Fibiger	Trustee	Since	Retired.	1	Trustee, Genworth
Genworth Financial		2004			Variable Insurance
Asset Management					Trust; Director,
Funds (“GFAM					Fidelity Life
Funds”)					Association;
2300 Contra Costa					Director, Members
Blvd., Ste. 600					Mutual Holding Co.;
Pleasant Hill,					Member of Board of
CA 94523					Advisers, The
Born: 1932					Menninger
Foundation; Life
Trustee, Museum of
Science, Boston,
Massachusetts.
Dwight M. Jaffe	Trustee	Since	Willis H. Booth	1	Co-Chairman,
GFAM Funds		2004	Professorship of		Fisher Center for
2300 Contra Costa			Banking and		Real Estate & Urban
Blvd., Ste. 600			Finance II, Walter		Economics,
Pleasant Hill,			A. Haas School of		University of
CA 94523			Business University		California,
Born: 1943			of California,		Berkeley; Member,
			Berkeley (1998 to		Academic Advisory
			present).		Board, Fitch
Ratings.
Douglas A. Paul	Trustee	Since	Independent	1	Independent
GFAM Funds		2004	Consultant (2002 to		Director, Capital
2300 Contra Costa			present).		Bank and Trust
Blvd., Ste. 600					Company, a federal
Pleasant Hill,					savings bank
CA 94523					affiliated with The
Born: 1947					Capital Group
Companies, Inc.

23	Genworth Financial Asset Management Funds	|	2008 Annual Report

Additional Information (unaudited) (continued)

Number of
		Term of		Investment
		Office*		Companies
		and	Principal	in Fund
Name,	Position(s)	Length	Occupation(s)	Complex	Other
Address, and	Held with	of Time	During Past 5	Overseen	Directorships
Year of Birth	Fund	Served	Years	by Trustee	Held by Trustee
Interested Trustee:
Gurinder S. Ahluwalia**	Trustee,	Since	Co-Chairman,	1	Chairman and
Genworth Financial	Chairman	2005	GFWM (2008 to		Trustee, Genworth
Wealth Management			present); Vice		Variable Insurance
(“GFWM”)			Chairman,		Trust; Director,
2300 Contra Costa			AssetMark		Centurion Capital
Blvd., Ste. 600			Investment Services,		Group Inc.,
Pleasant Hill,			Inc. (2006 to 2008);		Centurion Financial
CA 94523			President GFAM		Advisers Inc.,
Born: 1965			Funds (2004 to		Genworth Financial
			2008); President and		Trust Company
Chairman, Genworth
Financial Asset
Management, Inc.
(2004 to 2008);
Senior Vice
President, GE
Financial Assurance
(2002 to 2004).

*	Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.
**	Mr. Ahluwalia is a trustee who is an “interested person” of the Fund as defined in the 1940 Act because he is an officer of GFWM and certain of its affiliates.

24	Genworth Financial Asset Management Funds	|	2008 Annual Report

Additional Information (unaudited) (continued)

	Position(s)	Length
Name, Address,	Held with	of Time	Principal Occupation(s)
and Year of Birth	Fund	Served	During Past 5 Years
Executive Officers:
Carrie E. Hansen, CPA	President	Since	President, AssetMark Funds (2008
GFWM		2008	to present); President, Genworth
2300 Contra Costa Blvd., Ste. 600			Variable Insurance Trust (2008 to
Pleasant Hill, CA 94523			present); Senior Vice President
Born: 1970			and Chief Operations Officer,
GFWM (2008 to present); Senior
Vice President and Managing
Director, AssetMark Funds (2007
to 2008); Treasurer and Chief
Compliance Officer, GFAM Funds
(2007 to 2008); Chief Compliance
Office, AssetMark Funds (2005 to
2008); Treasurer, AssetMark
Funds (2001 to 2008); Senior Vice
President, Chief Financial Officer
and Chief Compliance Officer,
AssetMark Investment Services,
Inc. (2004 to 2007); Vice
President, Chief Financial Officer
and Director of Operations,
AssetMark Investment Services,
Inc. (2000 to 2004).
Deborah Djeu	Vice	Since	Vice President, Chief Compliance
GFWM	President,	2008	Officer and AML Compliance
2300 Contra Costa Blvd., Ste. 600	Chief		Officer, AssetMark Funds (2008 to
Pleasant Hill, CA 94523	Compliance		present); Vice President, Chief
Born: 1962	Officer and		Compliance Officer and AML
	AML		Compliance Officer, Genworth
	Compliance		Variable Insurance Trust (2008 to
	Officer		present); Deputy Chief
Compliance Officer, AssetMark
Funds (2007 to 2008); Compliance
Manager, GE Money (2006 to
2007); Vice President, Wells Fargo
Investments LLC (2004 to 2006);
Senior Enforcement Attorney,
Pacific Exchange (2002 to 2004).

25	Genworth Financial Asset Management Funds	|	2008 Annual Report

Additional Information (unaudited) (continued)

	Position(s)	Length
Name, Address,	Held with	of Time	Principal Occupation(s)
and Year of Birth	Fund	Served	During Past 5 Years
Danell J. Doty	Treasurer	Since	Director of Fund Administration,
GFWM		2008	GFWM (2008 to present); Vice
2300 Contra Costa Blvd., Ste. 600			President and Treasurer,
Pleasant Hill, CA 94523			AssetMark Funds (2008 to
Born: 1963			present), Vice President and
Treasurer, Genworth Variable
Insurance Trust (2008 to present);
Consultant, Barclays Global
Investors (2007 to 2008); Fund
Chief Compliance Officer,
Barclays Global Investors Funds,
Master Investment Portfolio,
iShares Trust and iShares, Inc.,
Barclays Global Investors (2004 to
2007); Head of Mutual Fund
Administration, Barclays Global
Investors (1999 to 2004).
Regina M. Fink	Secretary	Since	Vice President, Senior Counsel
GFWM	and Vice	2004	and Secretary, GFWM (2008 to
16501 Ventura Blvd., Ste. 201	President		present); Vice President, Senior
Encino, CA 91436			Counsel and Secretary, GFAM
Born: 1956			(2002 to 2008).

26	Genworth Financial Asset Management Funds	|	2008 Annual Report

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Genworth Financial Asset Management Funds

Genworth Financial Contra Fund	This report is submitted for the general information
of the shareholders of the Genworth Financial Asset
The Fund is a separate investment fund of the	Management Funds — Genworth Financial Contra
Genworth Financial Asset Management	Fund. It is not authorized for distribution to
Funds, a Delaware statutory trust.	prospective investors unless accompanied or
preceded by a current Prospectus.

DISTRIBUTOR
Capital Brokerage Corporation
(dba Genworth Financial
Brokerage Corporation in Indiana)
6620 West Broad Street
Building 2
Richmond, VA 23230
Member NASD/SIPC

INVESTMENT ADVISOR
Genworth Financial
Wealth Management, Inc.
2300 Contra Costa Blvd., Ste. 600
Pleasant Hill, CA 94523

This document must be preceded or
accompanied by a free prospectus.
Investors should consider the Fund’s
investment objectives, risks, charges
and expenses carefully before
investing. The prospectus contains
this and other important information
about the Fund. Please read the
The Fund files its complete schedule of portfolio	prospectus carefully before you invest
holdings with the Securities and Exchange	or send money.
Commission for the first and third quarters of each
fiscal year on Form N-Q. The Fund’s Forms N-Q
are available on the Commission’s website at	A Statement of Additional Information, which
www.sec.gov. The Fund’s Forms N-Q may be	includes additional information about the Fund’s
reviewed and copied at the Commission’s Public	Trustees, is available, without charge, upon
Reference Room in Washington D.C., and	request to Genworth Financial Asset
information on the operation of the Public Reference	Management, Inc., at 1-800-238-0810.
Room may be obtained by calling 1-800-SEC-0330.

The Fund’s portfolio does not hold securities entitled
to cast proxy votes; the Fund therefore does not
maintain a proxy-voting policy. The Fund has no
information to make available on how the Fund voted
proxies.
CONTRA_ANNUAL 093008

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the registrant has determined that John A. Fibiger, the Chairman of the Board’s Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Fibiger as the Audit Committee’s financial expert.  Mr. Fibiger is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2008	FYE 9/30/2007
Audit Fees	$25,750	$25,000
Audit-Related Fees	$0	$0
Tax Fees	$8,550	$8,300
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

1

The percentage of fees billed by KPMG LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2008	FYE 9/30/2007
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 9/30/2008	FYE 9/30/2007
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

2

Item 11. Controls and Procedures.

(a)
Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second Fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Genworth Financial Asset Management Funds

By (Signature and Title)*/s/ Carrie E. Hansen
   Carrie E. Hansen, President

Date   11/25/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Carrie E. Hansen
   Carrie E. Hansen, President

Date   11/25/2008

By (Signature and Title)*/s/ Danell J. Doty
  Danell J. Doty, Treasurer

Date   11/25/2008

* Print the name and title of each signing officer under his or her signature.

4